Schedule of Fair Value Amounts of the Assets Acquired and Liabilities Assumed (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Jan. 11, 2023		Apr. 20, 2022
Business Combination [Line Items]
Total Consideration							$ 3,972,000
Accounting of Net Assets Acquired:
Tradename intangible					$ 1,850,000
License intangible					1,540,000
Goodwill			$ 1,567,485	$ 2,494,485
The Leaf at 73740 LLC [Member]
Business Combination [Line Items]
Stock issued:					3,939,000
Indemnity holdback and stock payable					959,000
Total Consideration					4,898,000
Accounting of Net Assets Acquired:
Cash					326,221
Accounts receivable					8,870
Inventories					236,818
Other current assets					6,634
Property and equipment					47,784
Tradename intangible					1,540,000
License intangible					1,850,000
Right of use asset					1,447,903
Accounts payable and accrued liabilities					(571,714)
Lease liability					(1,447,903)
Deferred tax liability					(1,011,576)
Income taxes payable					(29,523)
Total identifiable net assets					2,403,514
Goodwill		$ 1,567,485	$ 927,000		2,494,486	[1]
Total Net Assets Acquired					$ 4,898,000

[1]	The goodwill arising from the acquisition represents expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. As part of the Company’s accounting policy for impairment, the Company assessed impairment for goodwill and intangibles as of December 31, 2023, including the assets acquired above. Goodwill related to the acquisition of the Leaf was impaired by $927,000 during the year ended December 31, 2023 and impaired by an additional $1,567,485 during the year ended December 31, 2024, see Note 9.